Non-operating income - Schedule of Other Income (Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Gains (losses) on change in fair value of derivatives	$ 34,893	$ (45,411)	$ 0
Convertible loans, derivatives, transaction costs	148	1,571	0
Share of results with joint venture	(6,672)	24,368	0
Exchange differences	50	(576)	(255)
R&D tax credit	366	584	1,655
Non-operating income (expense)	$ 28,489	$ (22,606)	$ 1,400